CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and cash equivalents		$ 45,193	$ 34,982
Restricted cash		10,779	11,246
Accounts receivable, net of allowance for doubtful accounts of $489 and $3,178 in 2015 and 2014, respectively		32,655	37,341
Operating supplies and inventories		16,947	4,030
Prepaid expenses		3,560	4,083
Other receivables		18,064	18,067
Other assets		15,362	0
Total current assets		142,560	109,749
NONCURRENT ASSETS
Other receivables		21,500	28,084
Restricted cash		1,472	1,472
Vessels and equipment, net		669,087	717,405
Dry dock		10,281	13,551
Investments in and receivables from affiliates		3,570	3,906
Intangible assets		0	582
Goodwill		0	5,015
Other assets		0	13,266
Deferred income tax assets		846	4,031
Total noncurrent assets		706,756	787,312
Total assets		849,316	897,061
CURRENT LIABILITIES
Accounts payable		29,391	30,518
Customer advances		1,968	3,090
Payable to related parties		41	1,636
Accrued interest		11,454	1,513
Current portion of long-term financial debt	[1]	463,548	32,929
Other current liabilities		19,955	22,827
Total current liabilities		526,357	92,513
NONCURRENT LIABILITIES
Long-term financial debt		0	433,105
Deferred income tax liabilities		10,562	12,170
Other liabilities		0	368
Deferred gains		2,783	3,183
Total noncurrent liabilities		13,345	448,826
Total liabilities		539,702	541,339
EQUITY
Common stock, $0.01 par value: 250,000,000 authorized shares; 140,729,487 shares outstanding.		1,446	1,446
Additional paid-in capital		491,893	490,469
Treasury stock: 3,923,094 shares at cost		(19,488)	(19,488)
Accumulated deficit		(163,388)	(115,384)
Accumulated other comprehensive loss		(849)	(1,321)
Total equity		309,614	355,722
Total liabilities and equity		$ 849,316	$ 897,061

[1]	Includes 375,245 of long term financial debt classified as current as explained below.